Offerings	Aug. 05, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Offering Note
(1)
An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered hereunder at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder or that are represented by depositary shares. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction.

(2)
In accordance with Securities Act Rules 456(b) and 457(r), the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a
“pay-as-you-go”
basis.

(3)
Any of Commonwealth Technology Innovation LLC, Enlighten IT Consulting LLC, Fleet Services Holding Corp., HII Fleet Support Group LLC, HII Mission Technologies Corp., HII Nuclear Inc., HII Services Corporation, HII TSD Holding Company, HII Technical Solutions Corporation, HII Unmanned Systems, Inc., Huntington Ingalls Incorporated, Huntington Ingalls Industries Energy and Environmental Services, Inc., Huntington Ingalls Unmanned Maritime Systems, Inc., or Newport News Nuclear Inc., may guarantee any series of senior or subordinated debt securities issued by Huntington Ingalls Industries, Inc. Pursuant to Rule 457(n) under the Securities Act, no separate registration fee will be paid in respect of such guarantees of senior or subordinated debt securities.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Offering Note
(1)
An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered hereunder at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder or that are represented by depositary shares. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction.

(2)
In accordance with Securities Act Rules 456(b) and 457(r), the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a
“pay-as-you-go”
basis.

(3)
Any of Commonwealth Technology Innovation LLC, Enlighten IT Consulting LLC, Fleet Services Holding Corp., HII Fleet Support Group LLC, HII Mission Technologies Corp., HII Nuclear Inc., HII Services Corporation, HII TSD Holding Company, HII Technical Solutions Corporation, HII Unmanned Systems, Inc., Huntington Ingalls Incorporated, Huntington Ingalls Industries Energy and Environmental Services, Inc., Huntington Ingalls Unmanned Maritime Systems, Inc., or Newport News Nuclear Inc., may guarantee any series of senior or subordinated debt securities issued by Huntington Ingalls Industries, Inc. Pursuant to Rule 457(n) under the Securities Act, no separate registration fee will be paid in respect of such guarantees of senior or subordinated debt securities.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Offering Note
(1)
An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered hereunder at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder or that are represented by depositary shares. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction.

(2)
In accordance with Securities Act Rules 456(b) and 457(r), the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a
“pay-as-you-go”
basis.

(3)
Any of Commonwealth Technology Innovation LLC, Enlighten IT Consulting LLC, Fleet Services Holding Corp., HII Fleet Support Group LLC, HII Mission Technologies Corp., HII Nuclear Inc., HII Services Corporation, HII TSD Holding Company, HII Technical Solutions Corporation, HII Unmanned Systems, Inc., Huntington Ingalls Incorporated, Huntington Ingalls Industries Energy and Environmental Services, Inc., Huntington Ingalls Unmanned Maritime Systems, Inc., or Newport News Nuclear Inc., may guarantee any series of senior or subordinated debt securities issued by Huntington Ingalls Industries, Inc. Pursuant to Rule 457(n) under the Securities Act, no separate registration fee will be paid in respect of such guarantees of senior or subordinated debt securities.